Net Income per Share - Basic and diluted net income per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net Income per Share
Net income attributable to ordinary shareholders | ¥		¥ 558,857	¥ 475,445	¥ 1,009,494
Weighted average number of ordinary shares outstanding-basic		348,774,922	350,847,647	347,369,860
Plus: effect of dilutive non-vested restricted share units		3,187,716	1,503,610	52,720
Weighted average number of ordinary shares outstanding-diluted		351,962,638	352,351,257	347,422,580
Basic net income per share | (per share)	$ 0.23	¥ 1.6	¥ 1.36	¥ 2.91
Diluted net income per share | (per share)	$ 0.23	¥ 1.59	¥ 1.35	¥ 2.91